STOCK-BASED COMPENSATION (Share-Based Compensation Activity) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
PBF LLC [Member] | Series A Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class Of Warrant Or Right, Warrants Exercised In Period	24,000	11,700
Options
Options, beginning balance	801,479	841,079	1,184,726
Exercised	(160,700)	(32,934)	(301,979)
Forfeited		(6,666)	(41,668)
Options, ending balance	640,779	801,479	841,079	1,184,726
Weighted Average Exercise Price
Weighted average exercise price, beginning balance	$ 10.53	$ 10.52	$ 10.44
Exercised	10.28	10.00	10.11
Forfeited		11.59	11.27
Weighted average exercise price, ending balance	$ 10.59	$ 10.53	$ 10.52	$ 10.44
Weighted average remaining contractual term, outstanding	5 years 5 months 15 days	6 years 4 months 28 days	7 years 4 months 24 days	8 years 2 months 23 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	640,779	753,985	545,247
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 10.59	$ 10.41	$ 10.24
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	5 years 5 months 15 days	6 years 4 months 3 days	7 years 2 months 23 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	640,779
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price	$ 10.59
Weighted average remaining contractual term, expected to vest	5 years 5 months 15 days
PBF Energy Inc. [Member]
Options
Options, beginning balance	2,401,875	1,320,000	682,500
Granted	1,899,500	1,135,000	697,500
Exercised	(30,000)	0	0
Forfeited	(15,000)	(53,125)	(60,000)
Options, ending balance	4,256,375	2,401,875	1,320,000	682,500
Weighted Average Exercise Price
Weighted average exercise price, beginning balance	$ 25.97	$ 26.97	$ 26.00
Granted	30.28	24.78	27.79
Exercised	25.79	0.00	0.00
Forfeited	26.38	25.44	25.36
Weighted average exercise price, ending balance	$ 27.89	$ 25.97	$ 26.97	$ 26.00
Weighted average remaining contractual term, outstanding	8 years 3 months 26 days	8 years 8 months 2 days	9 years 3 months 29 days	9 years 11 months 12 days
Weighted average remaining contractual term, granted	10 years	10 years	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	1,136,250	485,000	158,125
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 26.22	$ 26.66	$ 26.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	7 years 7 months 11 days	8 years 2 months 16 days	8 years 11 months 12 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	4,256,375
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price	$ 27.89
Weighted average remaining contractual term, expected to vest	8 years 2 months 24 days